Investment in joint venture (Details Narrative)		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities
Share loss of joint venture				₨ 41,616,000	(3,962,000)
Adventure and nature network private limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Share loss of joint venture	[1]		₨ (3,803,000)	₨ (5,784,000)	₨ (3,962,000)
Estimated financial effect of contingent liabilities			4,321,000	4,458,000
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income			51,203,000	47,400,000
Receivables due from joint ventures			73,719,000	72,719,000
Reversal of impairment loss			51,201,000	47,400,000
[custom:NetReversal]			3,803,000	47,400,000
Reversal of impairment loss recognised in profit or loss			3,803,000	47,400,000
Impairment loss recognised in other comprehensive income			₨ 3,803,000	₨ 5,784,000

[1]	Both Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. Accordingly, the Group has recognised its share of such losses for determining the Group’s cumulative obligation to contribute towards the losses.